December 30, 2008

Securities and Exchange Commission
Office of Filings and Information Services
100 F. Street, NE
Washington, D.C. 20549

Re:	Strategic Funds, Inc.
-Systematic International Equity Fund
File No.: 811-3940; 2-88816
CIK No: 737520

Ladies and Gentlemen:

     Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended October 31, 2008.

     Please note, this N-CSR relates only to the Registrant’s series Systematic International Equity Fund and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for these series, as appropriate.

     Please direct any questions or comments to the attention of the undersigned at 212.922.6817.

Very truly yours,

/s/Yaroslava Kouskovskaya
Yaroslava Kouskovskaya